------------------------
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                                                        ------------------------
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                                                        hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21260
                                  ----------------------------------------------

                           CM Advisers Family of Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     805 Las Cimas Parkway, Suite 430         Austin, Texas          78746
--------------------------------------------------------------------------------
        (Address of principal executive offices)                  (Zip code)

                              John F. Splain, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (512) 329-0050
                                                     ---------------------------

Date of fiscal year end:        February 28, 2009
                          ------------------------------------

Date of reporting period:       May 31, 2008
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CM ADVISERS FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)
================================================================================
    SHARES       COMMON STOCKS - 89.6%                               VALUE
--------------------------------------------------------------------------------
                 AIR FREIGHT & LOGISTICS - 1.4%
       15,235    FedEx Corporation                               $   1,397,202
       20,380    United Parcel Service, Inc. - Class B               1,447,388
                                                                 -------------
                                                                     2,844,590
                                                                 -------------
                 BEVERAGES - 6.0%
       94,235    Anheuser-Busch Companies, Inc.                      5,414,743
      121,520    Coca-Cola Company (The)                             6,958,235
                                                                 -------------
                                                                    12,372,978
                                                                 -------------
                 BUILDING PRODUCTS - 2.9%
      317,475    Masco Corporation                                   5,885,986
                                                                 -------------

                 CAPITAL MARKETS - 1.1%
    1,139,580    W.P. Stewart & Company Ltd.                         2,165,202
                                                                 -------------

                 CHEMICALS - 2.5%
      109,125    E.I. Du Pont de Nemours & Company                   5,228,179
                                                                 -------------

                 COMMERCIAL BANKS - 3.7%
      278,100    Wells Fargo & Company                               7,667,217
                                                                 -------------

                 COMMERCIAL SERVICES & SUPPLIES - 3.8%
      115,349    Avery Dennison Corporation                          5,949,701
       40,272    CDI Corporation                                     1,147,752
        7,000    Dun & Bradstreet Corporation (The)                    639,660
                                                                 -------------
                                                                     7,737,113
                                                                 -------------
                 COMPUTERS & PERIPHERALS - 6.7%
      286,600    Hutchinson Technology, Inc.*                        4,127,040
      224,400    Imation Corporation                                 5,870,304
      178,330    Seagate Technology                                  3,819,829
                                                                 -------------
                                                                    13,817,173
                                                                 -------------
                 DIVERSIFIED CONSUMER SERVICES - 1.7%
      151,660    CPI Corporation                                     3,435,099
                                                                 -------------

                 ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.4%
      578,950    KEMET Corporation*                                  2,333,168
        7,340    Maxwell Technologies, Inc.*                           100,191
      186,700    Newport Corporation*                                2,498,046
      106,750    Rogers Corporation*                                 4,183,532
                                                                 -------------
                                                                     9,114,937
                                                                 -------------

CM ADVISERS FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
    SHARES       COMMON STOCKS - 89.6% (Continued)                   VALUE
--------------------------------------------------------------------------------
                 FOOD & STAPLES RETAILING - 10.3%
      299,215    Walgreen Company                                $  10,777,724
      182,280    Wal-Mart Stores, Inc.                              10,524,847
                                                                 -------------
                                                                    21,302,571
                                                                 -------------
                 FOOD PRODUCTS - 1.5%
       50,300    General Mills, Inc.                                 3,178,960
                                                                 -------------

                 HEALTH CARE PROVIDERS & SERVICES - 2.0%
      122,575    UnitedHealth Group, Inc.                            4,193,291
                                                                 -------------

                 HOUSEHOLD DURABLES - 8.5%
       88,686    Dixie Group, Inc. (The)*                              647,408
      163,575    Ethan Allen Interiors, Inc.                         4,586,643
      394,110    Leggett & Platt, Inc.                               7,527,501
       44,335    Newell Rubbermaid, Inc.                               890,247
      187,200    Toll Brothers, Inc.*                                3,944,304
                                                                 -------------
                                                                    17,596,103
                                                                 -------------
                 HOUSEHOLD PRODUCTS - 2.7%
       74,875    Colgate-Palmolive Company                           5,567,705
                                                                 -------------

                 INDUSTRIAL CONGLOMERATES - 4.9%
      117,305    3M Company                                          9,098,176
       32,065    General Electric Company                              985,037
                                                                 -------------
                                                                    10,083,213
                                                                 -------------
                 INSURANCE - 3.9%
      292,637    Marsh & McLennan Companies, Inc.                    7,968,506
                                                                 -------------

                 LEISURE EQUIPMENT & PRODUCTS - 0.1%
        7,930    Eastman Kodak Company                                 121,488
                                                                 -------------

                 MACHINERY - 2.6%
      100,425    Illinois Tool Works, Inc.                           5,392,822
                                                                 -------------

                 MEDIA - 1.2%
       76,700    Walt Disney Company (The)                           2,577,120
                                                                 -------------

                 OIL, GAS & CONSUMABLE FUELS - 0.9%
      270,000    USEC, Inc.*                                         1,881,900
                                                                 -------------

CM ADVISERS FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
    SHARES       COMMON STOCKS - 89.6% (Continued)                   VALUE
--------------------------------------------------------------------------------
                 ROAD & RAIL - 1.9%
       52,675    Arkansas Best Corporation                       $   1,957,403
      105,930    YRC Worldwide, Inc.*                                1,849,538
                                                                 -------------
                                                                     3,806,941
                                                                 -------------
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.9%
      213,055    Applied Materials, Inc.                             4,220,620
       41,900    Cymer, Inc.*                                        1,295,548
      200,000    Intel Corporation                                   4,636,000
                                                                 -------------
                                                                    10,152,168
                                                                 -------------
                 SOFTWARE - 6.0%
      435,995    Microsoft Corporation                              12,347,378
                                                                 -------------

                 SPECIALTY RETAIL - 4.0%
      121,700    Aaron Rents, Inc.                                   2,724,863
      252,052    Cost Plus, Inc.*                                      814,128
       99,000    Pacific Sunwear of California, Inc.*                  940,500
      534,365    Talbots, Inc. (The)                                 3,868,803
                                                                 -------------
                                                                     8,348,294
                                                                 -------------
                 TRADING COMPANIES & DISTRIBUTORS - 0.0%
        2,700    Lawson Products, Inc.                                  70,173
                                                                 -------------

                 TOTAL COMMON STOCKS (Cost $205,090,104)         $ 184,857,107
                                                                 -------------

================================================================================
    SHARES       EXCHANGE TRADED FUNDS - 3.6%                        VALUE
--------------------------------------------------------------------------------
      299,330    Financial Select Sector SPDR Fund
                   (Cost $8,752,878)                             $   7,426,377
                                                                 -------------

================================================================================
    SHARES       MONEY MARKET FUNDS - 5.9%                           VALUE
--------------------------------------------------------------------------------
   12,077,725    Evergreen Institutional Treasury Money
                   Market Fund - Institutional Class,
                   2.12%(a) (Cost $12,077,725)                   $  12,077,725
                                                                 -------------

                 TOTAL INVESTMENTS AT VALUE - 99.1%
                   (Cost $225,920,707)                           $ 204,361,209

                 OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%        1,951,817
                                                                 -------------

                 NET ASSETS - 100.0%                             $ 206,313,026
                                                                 =============

(a) Variable rate security. The rate shown is the 7-day effective yield as of May 31, 2008.

*    Non-income producing security.

 See accompanying notes to schedule of investments.

CM ADVISERS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)
================================================================================
  PAR VALUE      CORPORATE BONDS - 30.3%                             VALUE
--------------------------------------------------------------------------------
                 BEVERAGES - 1.4%
$     200,000    PepsiCo, Inc., 5.00%, due 06/01/18              $     194,477
                                                                 -------------

                 BUILDING PRODUCTS - 0.8%
      120,000    Masco Corporation, 5.85%, due 03/15/17                108,212
                                                                 -------------

                 COMMERCIAL SERVICES & SUPPLIES - 3.9%
      200,000    Dun & Bradstreet Corporation, 6.00%,
                   due 04/01/13                                        197,924
      200,000    Pitney Bowes, Inc.,  5.75%, due 09/15/17              197,859
      140,000    R.R. Donnelley & Sons Company, 6.125%,
                   due 01/15/17                                        135,226
                                                                 -------------
                                                                       531,009
                                                                 -------------
                 FOOD & STAPLES RETAILING - 1.1%
      140,000    Wal-Mart Stores, Inc., 6.50%, due 08/15/37            143,133
                                                                 -------------

                 FOOD PRODUCTS - 1.2%
      160,000    Kraft Foods, Inc., 6.125%, due 02/01/18               156,499
                                                                 -------------

                 HEALTH CARE PROVIDERS & SERVICES - 1.4%
      200,000    UnitedHealth Group, Inc., 6.00%, due 02/15/18         195,670
                                                                 -------------

                 HOTELS, RESTAURANTS & LEISURE - 2.8%
      200,000    Marriott International, Inc., 6.375%,
                   due 06/15/17                                        189,049
      200,000    Starbucks Corporation, 6.25%, due 08/15/17            195,207
                                                                 -------------
                                                                       384,256
                                                                 -------------
                 HOUSEHOLD DURABLES - 2.3%
      185,000    Newell Rubbermaid, Inc., 6.25%, due 04/15/18          184,499
      150,000    Toll Brothers, Inc., 5.15%, due 05/15/15              132,057
                                                                 -------------
                                                                       316,556
                                                                 -------------
                 IT SERVICES - 1.4%
      200,000    Western Union Company (The), 5.93%,
                   due 10/01/16                                        193,985
                                                                 -------------

                 MACHINERY - 0.9%
      115,000    Dover Corporation, 5.45%, due 03/15/18                112,687
                                                                 -------------

                 MEDIA - 2.9%
      200,000    Gannett Company, Inc., 6.375%, due 04/01/12           197,092
      200,000    McGraw-Hill Companies, Inc. (The), 5.90%,
                   due 11/15/17                                        196,447
                                                                 -------------
                                                                       393,539
                                                                 -------------

CM ADVISERS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
  PAR VALUE      CORPORATE BONDS - 30.3% (Continued)                 VALUE
--------------------------------------------------------------------------------
                 METALS & MINING - 1.4%
$     200,000    Alcoa, Inc., 5.72%, due 02/23/19                $     188,362
                                                                 -------------

                 MULTI-LINE RETAIL - 1.8%
      160,000    Kohl's Corporation, 6.25%, due 12/15/17               154,761
      100,000    Kohl's Corporation, 6.00%, due 01/15/33                81,632
                                                                 -------------
                                                                       236,393
                                                                 -------------
                 MULTI-UTILITIES - 1.5%
      200,000    Consolidated Edison, Inc., 5.85%, due 04/01/18        202,259
                                                                 -------------

                 OIL, GAS & CONSUMABLE FUELS - 1.4%
      200,000    Valero Energy Corporation, 6.125%, due 06/15/17       195,030
                                                                 -------------

                 PERSONAL PRODUCTS - 1.3%
      200,000    Estee Lauder Companies, Inc. (The), 6.00%,
                   due 05/15/37                                        181,021
                                                                 -------------

                 ROAD & RAIL - 1.4%
      200,000    CSX Corporation, 6.25%, due 03/15/18                  194,289
                                                                 -------------

                 SPECIALTY RETAIL - 1.4%
      200,000    Home Depot, Inc. (The), 5.40%, due 03/01/16           188,253
                                                                 -------------

                 TOTAL CORPORATE BONDS (Cost $4,196,025)         $   4,115,630
                                                                 -------------

================================================================================
  PAR VALUE      U.S. GOVERNMENT OBLIGATIONS - 14.4%                 VALUE
--------------------------------------------------------------------------------
$   3,250,000    U.S. Treasury Bond, stripped principal payment,
                   7.25%, due 08/15/22                           $   1,640,935
      300,000    U.S. Treasury Bond, 5.00%, due 05/15/37               314,320
                                                                 -------------

                 TOTAL U.S. GOVERNMENT OBLIGATIONS
                   (Cost $1,980,990)                             $   1,955,255
                                                                 -------------

================================================================================
    SHARES       MONEY MARKET FUNDS - 54.9%                          VALUE
--------------------------------------------------------------------------------
    7,474,247    Evergreen Institutional Treasury Money
                   Market Fund - Institutional Class, 2.12%(a)
                   (Cost $7,474,247)                             $   7,474,247
                                                                 -------------

                 TOTAL INVESTMENTS AT VALUE - 99.6%
                   (Cost $13,651,262)                            $  13,545,132

                 OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%           58,627
                                                                 -------------

                 NET ASSETS - 100.0%                             $  13,603,759
                                                                 =============

(a) Variable rate security. The rate shown is the 7-day effective yield as of May 31, 2008.

See accompanying notes to schedule of investments.

CM ADVISERS FAMILY OF FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.   SECURITIES VALUATION

The investments of the CM Advisers Fund and the CM Advisers Fixed Income Fund (the "Funds") are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds' net asset value calculations) or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Funds' normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current Generally Accepted Accounting Principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Therefore, the Funds have adopted SFAS No. 157 with these Schedules of Investments.

Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of May 31, 2008:

                                                                 CM ADVISERS
                                                 CM ADVISERS    FIXED INCOME
VALUATION INPUTS                                     FUND           FUND
---------------------------------------------   -------------   -------------

Level 1 - Quoted Prices                         $ 204,361,209   $   7,474,247
Level 2 - Other Significant Observable Inputs              --       6,070,885
                                                -------------   -------------

Total                                           $ 204,361,209   $  13,545,132
                                                =============   =============

CM ADVISERS FAMILY OF FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

2.   INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3.   FEDERAL INCOME TAX

The following information is computed on a tax basis as of May 31, 2008:

                                                                 CM Advisers
                                                 CM Advisers    Fixed Income
                                                     Fund           Fund
                                                -------------   -------------
Cost of portfolio investments                   $ 225,920,707   $  13,561,262
                                                =============   =============

Gross unrealized appreciation                   $  14,684,921   $      10,644
Gross unrealized depreciation                     (36,244,419)       (116,774)
                                                -------------   -------------

Net unrealized depreciation                     $ (21,599,498)  $    (106,130)
                                                =============   =============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

The principal executive officer and principal financial officer have based their conclusion regarding the effectiveness of registrant's disclosure controls and procedures on, among other things, the adoption of additional controls and procedures by the registrant and the registrant's administrator relating to the recording and monitoring of the accretion of discount on United States Treasury Stripped Securities ("Treasury Stripped Securities"). During the registrant's last fiscal quarter ended May 31, 2008 and prior to the completion of the quarterly schedule of portfolio holdings included in this report, the principal executive officer and principal financial officer became aware that the registrant had used a straight line method for discount accretion on Treasury Stripped Securities, rather than using the appropriate interest method for accreting discounts on Treasury Stripped Securities. Upon a review of the registrant's records, it appeared that the registrant through its investment adviser had received incorrect advice from the registrant's former administrator regarding the appropriate method to be used for accreting discounts on Treasury Stripped Securities. As a result the registrant's Treasury Stripped Securities investments were set up by the registrant's former administrator using the incorrect accretion method. In addition, the controls and procedures of the registrant's current administrator did not detect and correct the error. While the use of the incorrect accretion method had no impact on the net assets, net asset value per share or the total return of either the CM Advisers Fund or the CM Advisers Fixed Income Fund, this control deficiency was nevertheless determined to be a material weakness since it resulted in an overstatement of income and understatement of appreciation and/or net realized capital gains. Accordingly, the registrant worked with the registrant's administrator to ensure that the administrator adopted additional controls and procedures in connection with its security set-up and periodic review process so that the registrant's security master file uses proper methods for accretion of discounts on Treasury Stripped Securities and similar type securities, and that the registrant adopted additional controls and procedures to monitor the same.

(b) As discussed above, during the registrant's last fiscal quarter the registrant enhanced its controls and procedures relating to the recording and monitoring of the accretion of discount on Treasury Stripped Securities and similar type securities. Except for the foregoing changes, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to material affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   CM Advisers Family of Funds
             -------------------------------------------------------------------



By (Signature and Title)*     /s/ Arnold Van Den Berg
                           -----------------------------------------------------
                             Arnold Van Den Berg, Chairman and President

Date          July 22, 2008
      ----------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ Arnold Van Den Berg
                           -----------------------------------------------------
                             Arnold Van Den Berg, Chairman and President

Date          July 22, 2008
      ----------------------------------------------------



By (Signature and Title)*     /s/ James D. Brilliant
                           -----------------------------------------------------
                             James D. Brilliant, Treasurer

Date          July 22, 2008
      ----------------------------------------------------



* Print the name and title of each signing officer under his or her signature.